Condensed Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and collection items		$ 7,982	$ 8,536
Interest bearing deposits with banks		34,625	71,263
Cash and cash equivalents	48,263	42,607	79,799
Interest-bearing time deposits in banks	25,858	29,592	27,113
Investment securities available for sale	48,220	53,325	62,077
Federal Home Loan Bank stock—at cost	375	375	576
Loans receivable, net of allowance of $13,249, $15,676, and $20,818, respectively	331,631	337,328	331,453
Loans held for sale	3,369	4,435	3,339
Accrued interest receivable	1,357	1,501	1,516
Real estate owned - net	11,967	16,658	28,113
Office properties and equipment - net	18,386	20,069	21,441
Office properties and equipment held for sale	2,068	565
Cash surrender value of life insurance	23,401	23,003	22,213
Prepaid expenses and other assets	856	937	1,406
TOTAL	515,751	530,395	579,046
Deposits:
Interest bearing		432,481	473,043
Noninterest bearing		22,570	25,538
Deposits	437,203	455,051	498,581
Deposits held for sale	4,690
Other borrowings	996	3,109	6,679
Advance payments by borrowers for taxes and insurance	294	676	816
Other liabilities	1,572	1,899	4,077
Total liabilities	444,755	460,735	510,153
STOCKHOLDERS’ EQUITY:
Common stock, $.01 par value—30,000,000 shares authorized; 19,897,603, 19,302,603, 19,302,603 shares issued and outstanding at June 30, 2013, December 31, 2012, and December 31, 2011, respectively	199	193	193
Additional paid-in capital	92,594	90,719	90,572
Accumulated other comprehensive income (loss)	(169)	763	898
Accumulated deficit	(21,628)	(22,015)	(22,770)
Total stockholders’ equity	70,996	69,660	68,893
TOTAL	$ 515,751	$ 530,395	$ 579,046